Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investments in Associates and Joint Ventures
15	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
At December 31, this account comprises:

	2018	2019
Associates	250,282	28,875
Joint ventures	7,483	8,160

	257,765	37,035

The amounts recognized in the income statement as the value of the equity interest are as follows:

	2018	2019
Associates	(5,308)	(220,993)
Joint ventures	1,599	2,219

	(3,709)	(218,774)

a)	Investment in associates
Set out in the table below are the associates of the Group at December 31, 2018, and 2019 the associates listed below have share capital solely consisting of common shares, which are held directly by the Group. None of the associates are listed companies; therefore, there is no quoted market price available for their shares.

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2018	2019	2018	2019
		%	%
Gasoducto Sur Peruano S.A. (*)	Common	21.49	21.49	218,276	—
Concesionaria Chavimochic S.A.C.	Common	26.50	26.50	20,524	18,320
Peru Piping Spools S.A.C.	Common	33.33	33.33	5,102	4,166
Obratres S.A.C.	Common	37.50	37.50	3,758	3,756
Inversiones Majes S.A.	Common	9.59	9.59	1,846	2,306
Others				776	327

				250,282	28,875

(*) Mainly corresponds to an
write-off
of the investment in Gasoducto Sur Peruano S.A. as a whole.
The movement of the investments in associates is as follows:

	2017	2018	2019
Opening balance	286,403	250,053	250,282
Contributions received	2,116	5,616	—
Dividends received	(259)	—	—
Equity interest in results	(5,566)	(5,308)	(220,993)
Decrease in capital	(111)	(30)	—
Disposal of investments	(32,223)	—	—
Impairment of investment	—	—	(374)
Conversion adjustment	42	(49)	(40)
Disc o ntinued Operations	(349)

Final balance	250,053	250,282	28,875

The most significant associates are described as follows:

i)	Gasoducto Sur Peruano S.A.
In November 2015, the group acquired a 20% interest in Gasoducto Sur Peruano S.A. (hereinafter “GSP”) and obtained a 29% interest in Consorcio Constructor Ductos del Sur (hereinafter “CCDS”) through its subsidiary GyM S.A. GSP signed on July 22, 2014, a concession contract with the Peruvian Government to build, operate and maintain the pipelines transportation system of natural gas to meet the demand of cities in the south of Peru (hereinafter, the “Concession Contract”). Additionally, GSP signed an engineering, procurement, and construction contract with CCDS. The Group made an investment of US$242.5 million (S/819 million) and was required to assume 20% of the performance guarantee established in the concession contract for US$262.5 million (equivalent to S/887 million) and 21.49% of the guarantee for a bridge loan obtained by GSP of US$600 million (equivalent to S/2,027 million).
Early termination of the Concession Agreement
On January 24, 2017 the Ministry of Energy and Mines (hereinafter “MEM”) notified the early termination of the Concession Contract under its clause 6.7 based on GSP’s failure to provide evidence of the project’s financial closing within the contractual deadline and proceeded to the immediate enforcement of the performance guarantee. This situation generated the enforcement of the guarantees provided by the Company for US$52.5 million (S/176.4 million nominal value) and US$129 million (S/433.3 million nominal value) to secure GSP’s obligation with its lenders under a bridge loan granted to it. Under the Concession Agreement, the guarantees were paid by the Company on behalf of GSP, therefore the Company recognized a right to collect from GSP an amount equal to US$181.5 million (S/613.3 million nominal value) that was recorded in 2016 as accounts receivable from related parties.
On October 11, 2017, GSP and MEM entered into an agreement to deliver the concession ass ets
 pursuant to the Concession Agreement. These assets included all the works, equipment, facilities and engineering studies needed for the development of the project.
After the termination of the Concession Contract, the Peruvian Government should have appointed a recognized international audit firm to calculate the net book value of the concession assets (hereinafter “VCN”) and conducted up to three public auctions of the GSP concession pursuant to clause 20 of the Concession Agreement. However, as of the date hereof, the Peruvian Government continues to be in breach of such contractual obligation. An independent audit firm engaged by GSP calculated the VCN to equal US$2,602 million as of December 31, 2016.
On December 4, 2017, GSP entered into a bankruptcy proceeding before the National Institute for the Defense of Competition and Intellectual Protection of Peru. The Group registered a claim for accounts receivable for US$0.4 million (S/1.4 million) and additional accounts receivable of US$169.3 million (S/572.1 million) that is held in trust in benefit of the Company’s creditors. The process is in the debt recognition stage to determine the parties who will be entitled to participate in the Creditors’ Assembly to be
convoked under the mentioned bankrup
t
cy proceeding.
The fair value of the investment in GSP, as Group associate, is based on the amount of the VCN, taking into consideration the payments anticipated in the insolvency proceedings, the subordination contracts and the loan assignment agreements entered into by the Company and its partners in the project. Based on management’s estimate of such payments, an impairment of the investment value for US$220 million (S/739 million), corresponding to the year end 2019 US$65 million (S/218 million). In addition, Management has applied, in
 the consolidated financial statements of the company, an impairment of US$81.5 million (S/276 million) to the long-term account receivable from GSP, and also discount under the amortized cost for US$17 million (S/58 million). In addition, write-off
of US$54 million (S/180 million) was made over the deferred tax asset. These effects amounted to US$163.5 million (S/552 million) before taxes recorded in the income statement for the year ended December 31, 2019 and US$54 million (S/180 million) related to income tax expense.
In the opinion of our internal and external legal advisors, any proceeds received by GSP from the Peruvian Government derived from the former’s obligation to reimburse the VCN of the concession assets would not be subject to retention under Law 30737 since this payment does not include a net profit margin, nor does it correspond to the sale of assets.
On December 21, 2018, the Company. submitted to the Peruvian Government a request for direct negotiations demanding the payment of the VCN in favor of GSP therefore, commencing the cool off period under the Concession Contract. This request is based on the right that creditors have under article 1219 of the Peruvian Civil Code to initiate actions against its debtor’s debtors that the former to collect a credit that would allow the payment of the outstanding debt.
Upon the conclusion of the contractual cool off period, the Company filed on October 18, 2019 a request for arbitration before CIADI. The Company withdrew its request for arbitration on December 27 of the same year the preliminary plea bargain agreement entered on the same date by the Company with the Prosecutor and the Ad hoc State Counsel (Note 1).
Such withdrawal does not imply the loss of the Company’s right of collection against GSP nor does it restrict, limit or obstruct the possibility that GSP has of exercising its rights against the Government in the future.

ii)	Concesionaria Chavimochic S.A.C.
Concesionaria Chavimochic S.A.C. was awarded the concession to develop and operate the Chavimochic irrigation project for 25 years to: a) design and construction the third-phase of the Chavimochic irrigation project in the province of La Libertad; b) operation and maintenance of works; and c) water supply to the project users. Construction activities started in 2015 and the total investment amounts US$647 million.

The civil works of the third stage of the Chavimochic Irrigation Project were structured in two phases. To date, the works of the first phase (Palo Redondo Dam) are 70% completed. However, at the beginning of 2017, the procedure for early termination of the Concession Contract was initiated due to the breach of contract by the government, and all activities were suspended in December 2017. Not having reached an agreement, the arbitration process was initiated subject to UNCITRAL rules, and the Arbitral Tribunal was installed. The Company and its legal advisors believe that the ruling will be favorable and the corresponding investment will be recovered.
The following table shows the financial information of the principal associates:

Summarized financial information for associates
Gaseoducto Sur Peruano S.A. do not have activity in 2018 and 2019.

	Gasoducto Sur Peruano S.A.	Concesionaria Chavimochic S.A.C.
	At December, 31	At December, 31
Entity	2018	2018	2019
	(Liquidation base)
Current
Assets	7,006,473	66,052	55,586
Liabilities	(5,294,214)	(2,183)	(1,521)

Non-current
Assets	—	13,580	16,007
Liabilities	—	—	—

Net assets	1,712,259	77,449	70,072

	Concesionaria Chavimochic S.A.C.
Entity	2018	2019
Administrative expenses	(8,455)	(11,916)

Loss of the year before tax	(8,455)	(11,916)
Income tax	2,543	3,600

Loss of the year	(5,912)	(8,316)

Total comprehensive loss	(5,912)	(8,316)

b)	Investment in Joint Ventures
Set out below are the joint ventures of the Group as of December 31:

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2018	2019	2018	2019
		%	%
Logistica Quimicos del Sur S.A.C.	Common	50.00	50.00	7,230	8,006
Constructora SK-VyV Ltda.	Common	50.00	50.00	34	29
Others		—	—	219	125

				7,483	8,160

Logistica Quimicos del Sur S.A.C. operates the Matarani chemical terminal.
The movement of the investments in joint ventures was as follows:

	2017	2018	2019
Opening balance	103,356	18,618	7,483
Equity interest in results	6,039	1,599	2,219
Disposal of Investment	(88,556)	(10,112)	—
Dividends received	(3,758)	(1,823)	(1,517)
Conversion adjustment	334	79	(14)
Impairment of investment	—	(878)	(11)
Disc o ntinued Operations	1,203	—	—

Final balance	18,618	7,483	8,160

The following significant movements were carried out:

•	The Group received dividends in 2019 from Logística Quimicos del Sur S.A. for S/1.5 million (S/1.8 million in 2018 and S/2.8 million in 2017).

•
On April 24, 2017, the Company signed a purchase-sale agreement for their total capital stock (representing 51%) held in their joint venture with Compañia Operadora de Gas del Amazonas S.A.C. (COGA). The selling price was agreed at US$21.5 million (equivalent to S/69.8 million), which was fully paid.

The following table shows the financial information of the principal joint ventures:
Summarized financial information for joint ventures

	At December, 31
Logistica Quimicos del Sur S.A.C.	2018	2019
Current
Cash and cash equivalents	1,520	2,131
Other current assets	1,549	2,416

Total current assets	3,069	4,547

Other current liabilities	(3,513)	(4,381)

Total current liabilities	(3,513)	(4,381)

Non-current
Total non-current assets	37,349	37,620
Total non-current liabilities	(22,445)	(21,773)

Net assets	14,460	16,013

Revenue	11,399	12,622
Depreciation and amortization	(2,313)	(2,505)
Interest expense	(668)	(644)

Profit from continuing operations	4,698	6,500
Income tax expense	(1,482)	(1,913)

Profit from continuing operations after income tax	3,216	4,587

Other comprehensive income	—	—

Total comprehensive income	3,216	4,587